Schedule of investments
Nomura VIP Pathfinder Moderate – Managed Volatility Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 89.32%<<
Alternative / Specialty Fund — 3.88%
Nomura VIP Science and Technology Series – Standard Class	370,842	$ 12,211,827
		12,211,827
Fixed Income Funds — 30.25%
Nomura VIP Corporate Bond Series – Service Class	14,138,914	66,028,729
Nomura VIP High Income Series – Standard Class	831,392	2,411,037
Nomura VIP Limited-Term Bond Series – Service Class	5,696,233	26,886,216
		95,325,982
Global / International Equity Fund — 16.95%
Nomura VIP International Core Equity Series – Standard Class	2,957,933	53,420,277
		53,420,277
US Equity Funds — 38.24%
Nomura VIP Core Equity Series – Service Class	4,624,447	61,412,655
Nomura VIP Growth and Income Series – Standard Class	908,284	36,467,593
Nomura VIP Smid Cap Core Series – Service Class	1,021,351	13,961,871
Nomura VIP Value Series – Service Class	1,891,934	8,627,220
		120,469,339
Total Affiliated Mutual Funds (cost $301,739,747)		281,427,425

Affiliated Exchange-Traded Funds — 8.72%<<
Nomura Focused International Core ETF	221,214	5,352,206
Nomura Focused Large Growth ETF	681,851	17,467,114
Nomura Transformational Technologies ETF	204,571	4,646,155
Total Affiliated Exchange-Traded Funds (cost $30,818,706)		27,465,475

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,189,045	1,189,045
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,189,045	1,189,045
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,189,045	1,189,045
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,189,045	1,189,045
Total Short-Term Investments (cost $4,756,180)		4,756,180

Total Value of Securities—99.55% (cost $337,314,633)		313,649,080
Receivables and Other Assets Net of Liabilities—0.45%★		1,422,793
Net Assets Applicable to 69,812,455 Shares Outstanding — 100.00%		$315,071,873
<<	Affiliated company.
★	Includes $1,420,000 cash collateral held at broker for futures contracts as of March 31, 2026.
NQ- IV042 [0326] 0526 (5459500)    1

Schedule of investments
Nomura VIP Pathfinder Moderate – Managed Volatility Series
The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(24)	$(3,014,640)	$(2,996,210)	6/18/26	$—	$(18,430)	$(100,800)
E-Mini S&P 500 Index
(54)	(17,741,025)	(18,052,717)	6/18/26	311,692	—	(492,750)
Total Futures Contracts		$(21,048,927)		$311,692	$(18,430)	$(593,550)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC

2    NQ- IV042 [0326] 0526 (5459500)